Fees Summary	Nov. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,101,000.00
Previously Paid Amount	0.00
Total Fee Amount	566.35
Total Offset Amount	0.00
Net Fee	566.35
Narrative - Max Aggregate Offering Price	$ 4,101,000.00
Final Prospectus	true